UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  03/31/04



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  07/08/04

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   47

                                        -------


Form 13F Information Table Value Total:  $112,484
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105    27647   337695 SH       SOLE                   337695
ADOBE SYSTEMS                  COM              00724F101     1990    50626 SH       SOLE                    50626
AMERICAN EXPRESS CO COM        COM              025816109     2510    48400 SH       SOLE                    48400
AMERICAN INTL GROUP COM        COM              026874107     2297    32187 SH       SOLE                    32187
AMGEN INC COM                  COM              031162100     2384    40990 SH       SOLE                    40990
ATS MED INC COM                COM              002083103      255    50000 SH       SOLE                    50000
CBL & ASSOC PPTYS INC          COM              124830100      282     4600 SH       SOLE                     4600
CISCO SYS INC COM              COM              17275R102     8238   349503 SH       SOLE                   349503
CITIGROUP INC COM              COM              172967101     4414    85375 SH       SOLE                    85375
COCA COLA CO COM               COM              191216100      440     8750 SH       SOLE                     8750
DELL COMPUTER CORP COM         COM              247025109     1742    51825 SH       SOLE                    51825
DIEBOLD, INC.                  COM              253651103      226     4698 SH       SOLE                     4698
DNA PRINT GENOMICS INC         COM              23324q103        1    30000 SH       SOLE                    30000
EBAY INC COM                   COM              278642103     1014    14640 SH       SOLE                    14640
EXXON MOBIL CORP.              COM              30231G102      614    14760 SH       SOLE                    14760
FEDERAL NATL MTG ASSN COM      COM              313586109     1856    24960 SH       SOLE                    24960
FUEL CELL ENERGY INC.          COM              35952H106      768    56625 SH       SOLE                    56625
GENENTECH INC                  COM              368710406     1494    14120 SH       SOLE                    14120
GENERAL ELEC CO COM            COM              369604103     3182   104256 SH       SOLE                   104256
HOME DEPOT INC COM             COM              437076102     1284    34381 SH       SOLE                    34381
INTEL CORP COM                 COM              458140100     4900   180145 SH       SOLE                   180145
INTERACTIVE CORP               COM                            1541    48720 SH       SOLE                    48720
INVITROGEN CORP COM            COM              46185R100     1886    26310 SH       SOLE                    26310
J P MORGAN CHASE & CO.         COM              46625H100      292     6970 SH       SOLE                     6970
JOHNSON & JOHNSON COM          COM              478160104     2198    43342 SH       SOLE                    43342
JUNIPER NETWORKS INC.          COM              48203r104     1947    74825 SH       SOLE                    74825
KEYCORP NEW COM                COM              493267108      363    12000 SH       SOLE                    12000
MEDIABAY INC                   COM                               8    14000 SH       SOLE                    14000
MEDTRONIC INC COM              COM              585055106     2980    62408 SH       SOLE                    62408
MICROSOFT CORP COM             COM              594918104     6253   250836 SH       SOLE                   250836
NETWORK APPLIANCE              COM              64120L104      890    41320 SH       SOLE                    41320
OPENWAVE COMMUNICATIONS        COM              683718100     1282    96103 SH       SOLE                    96103
PFIZER INC COM                 COM              717081103     3012    85931 SH       SOLE                    85931
PNC BANK CORP.                 COM              693475105      554    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      800     7626 SH       SOLE                     7626
QUALCOMM INC COM               COM              747525103     2571    38781 SH       SOLE                    38781
RESEARCH IN MOTION LTD         COM                            1947    20865 SH       SOLE                    20865
SCHWAB CHARLES CP NEW COM      COM              808513105      710    61177 SH       SOLE                    61177
SLM                            COM              90390U102     1355    32379 SH       SOLE                    32379
ST JUDE MED INC COM            COM              790849103     1857    25761 SH       SOLE                    25761
SYMANTEC CORP COM              COM              871503108     2375    51290 SH       SOLE                    51290
TARGET CORP.                   COM              87612E106     1106    24550 SH       SOLE                    24550
TEXAS INSTRUMENTS              COM              882508104     2259    77301 SH       SOLE                    77301
VERIZON COMMUNICAITONS         COM              92343v104     1047    28644 SH       SOLE                    28644
WAL MART STORES INC COM        COM              931142103     3369    56446 SH       SOLE                    56446
ZIMMER HLDGS INC COM           COM              98956P102     1842    24960 SH       SOLE                    24960
NEW YORK STATE MUNI BOND FUND                   779571108      503 43657.616SH       SOLE                43657.616